Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of disaggregation of revenue

Disaggregation of revenue		At one point in time			Over time			Total
USD’000	Typical payment	2025	2024	2023	2025	2024	2023	2025	2024	2023
Semiconductors segment
Secure chips	Upon delivery	14,329	10,937	30,044	—	—	—	14,329	10,937	30,044
Certificates	Upon issuance	298	39	—	24	5	14	322	44	14
Total Semiconductors segment		14,627	10,976	30,044	24	5	14	14,651	10,981	30,058
ASIC segment
ASIC Design	Milestone based	—	—	—	3,522	—	—	3,522	—	—
ASIC Production	Upon delivery	79	—	—	—	—	—	79	—	—
Total ASIC segment		79			3,522			3,601
Total Non-reportable segments		126	57	—	911	837	860	1,037	894	860
Total Revenue		14,832	11,033	30,044	4,457	842	874	19,289	11,875	30,918

Schedule of disaggregated by geography areas

Net sales by region	12 months ended December 31,
USD’000	2025	2024	2023
Semiconductors segment
Switzerland	518	348	1,436
Europe, Middle East and Africa	1,712	1,491	8,549
North America	9,147	7,500	16,531
Asia Pacific	3,180	1,642	3,466
Latin America	94	—	76
Total Semiconductors segment	14,651	10,981	30,058
ASIC segment
Switzerland	—	—	—
Europe, Middle East and Africa	2,214	—	—
North America	1,340	—	—
Asia Pacific	47	—	—
Total ASIC segment	3,601	—	—
Total non-reportable segments	1,037	894	860
Total net sales	19,289	11,875	30,918

*EMEA means Europe, Middle East and Africa

Schedule of contract assets deferred revenue and contract liability

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivables
Trade accounts receivable - Semiconductors segment	3,282	3,645
Trade accounts receivable - ASIC segment	986	—
Trade accounts receivable - Non-reportable segments	599	488
Total trade accounts receivables	4,867	4,133
Contract assets - ASIC segment	451	—
Contract assets – Non-reportable segments	16	—
Total contract assets	467	—
Customer contract liabilities – Semiconductors segment	4	83
Customer contract liabilities – ASIC segment	1,596	—
Customer contract liabilities – Non-reportable segments	173	312
Total contract liabilities	1,773	395
Deferred revenue
Deferred revenue - Semiconductors segment	21	5
Deferred revenue - ASIC segment	4	—
Deferred revenue - Non-reportable segments	81	109
Total deferred revenue	106	114
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	79	218

Schedule of estimated revenue from remaining performance obligations

Estimated revenue from remaining performance obligations as at December 31, 2025	USD’000
2026	641
2027	12
Total remaining performance obligation	653